Right-of-use assets	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Operating Lease Right Of Use Assets [Line Items]
Right-of-use assets

7.     Right-of-use assets:

December 31, 2019	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,060.9	$(110.1)	$950.8
Office operating leases	8.2	(1.8)	6.4
Right-of-use assets	$1,069.1	$(111.9)	$957.2